Satterlee Stephens Burke & Burke LLP
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47 MAPLE STREET SUMMIT, NJ 07901 (908) 277-2221	Peter A. Basilevsky Direct Telephone Number: (212) 404--8779 E-mail: pbasilevsky@ssbb.com	FAX (212) 818-9606, 9607 WWW.SSBB.COM
OCTOBER 13, 2006
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE,
Washington, DC 20549
Attn:  Filing Desk
Re:  CanArgo Energy Corporation (CIK 310316)/Registration Statement on Form S-3
Dear Sir or Madam:
On behalf of CanArgo Energy Corporation (the “Company”), pursuant to Rule 101(a)(1)(i) of Regulation S-T promulgated under the Securities Act of 1933, as amended, and the Rules and Regulations of the Securities Exchange Act of 1934, as amended, we hereby transmit herewith via EDGAR for filing with the Securities and Exchange Commission a copy of the Company’s Registration Statement on Form S-3 dated October 13, 2006.
If you have any questions or require any further information, please do not hesitate to contact Peter A. Basilevsky, Esq. by mail at Satterlee Stephens Burke & Burke, LLP, 230 Park Avenue, Suite 1130, New York, N.Y. 10169 or by telephone, collect at (212) 404-8779 or by e-mail at pbasilevsky@ssbb.com.
Very truly yours,
SATTERLEE STEPHENS BURKE & BURKE LLP
By:  /s/  Peter A. Basilevsky
Peter A. Basilevsky, Partner
cc:  Jeffrey Wilkins (w/o encs.)
Rosalie Mackay, Esq. (w/o encs.)